STATEMENT OF OPERATIONS - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2016
Income Statement [Abstract]
REVENUES	$ 4,100	$ 11,800
Cost of Goods Sold	599	1,785
Gross Profit	3,501	10,015
OPERATING EXPENSES
General and Administrative Expenses	3,321	11,484
TOTAL OPERATING EXPENSES	3,321	11,484
NET INCOME (LOSS) FROM OPERATIONS	180	(1,469)
PROVISION FOR INCOME TAXES	0	0
NET INCOME (LOSS)	$ 180	$ (1,469)
NET LOSS PER SHARE: BASIC AND DILUTED	$ (0.00)	$ (0.00)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING: BASIC AND DILUTED	4,500,000	4,500,000